Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Income Statement [Abstract]
Revenues from proprietary products	$ 31,436	$ 25,580	$ 86,437	$ 67,198	$ 102,598
Revenues from distribution	6,498	6,637	19,650	16,702	26,741
Total revenues	37,934	32,217	106,087	83,900	129,339
Cost of revenues from proprietary products	17,447	13,151	47,863	37,856	58,229
Cost of revenues from distribution	5,684	6,196	17,146	14,632	24,407
Total cost of revenues	23,131	19,347	65,009	52,488	82,636
Gross profit	14,803	12,870	41,078	31,412	46,703
Research and development expenses	3,180	3,118	10,694	10,181	13,172
Selling and marketing expenses	3,711	3,843	11,573	10,435	15,284
General and administrative expenses	3,701	3,165	10,603	9,481	12,803
Other expenses	(157)	182	920	801	912
Operating income (loss)	4,368	2,562	7,288	514	4,532
Financial income	67	29	92	32	91
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	553	163	726	756	298
Financial Income (expense) in respect of contingent consideration and other long- term liabilities.	(1,288)	(2,049)	(3,358)	(5,924)	(6,266)
Financial expenses	(404)	(211)	(1,343)	(583)	(914)
Income (expense) before tax on income	3,296	494	3,405	(5,205)	(2,259)
Taxes on income	73	10	179	60	62
Net income (loss)	3,223	484	3,226	(5,265)	(2,321)
Other comprehensive income (loss) :
Gain (loss) on cash flow hedges	(90)	(46)	(334)	(830)	(776)
Net amounts transferred to the statement of profit or loss for cash flow hedges	59	231	324	519	634
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	(106)	(59)	(30)	361	497
Total comprehensive income (loss)	$ 3,086	$ 610	$ 3,186	$ (5,215)	$ (1,966)
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.07	$ 0.01	$ 0.07	$ (0.12)	$ (0.05)
Diluted net earnings per share (in Dollars per share)	$ 0.06	$ 0.01	$ 0.06	$ (0.12)	$ (0.05)